Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents (Note 8)		$ 88,474	$ 62,293
Amounts due from related parties (Note 13)		1,561	2,668
Inventories		3,647	3,306
Derivative assets (Notes 7 and 8)		4,480
Other current assets (Note 17)		11,632	5,626
Total current assets		109,794	73,893
Long-term assets:
Vessels, net of accumulated depreciation (Notes 8, 10 and 19)		1,558,650	1,598,106
Right-of-use assets (Note 4)		2,419	2,742
Intangible assets, net (Note 11)			75
Derivative assets (Notes 7 and 8)		11,019	1,015
Accrued income		668	1,450
Total Long-term assets		1,572,756	1,603,388
Total assets		1,682,550	1,677,281
Current liabilities:
Trade accounts payable (Note 13)		5,675	3,872
Accrued expenses (Note 18)		9,082	6,429
Current portion of long-term debt (Notes 8 and 12)		90,522	88,578
Current lease liabilities (Note 4)		656	648
Current portion of derivative liabilities (Notes 7 and 8)		624	6,754
Income taxes payable		812	548
Current portion of contract liabilities (Note 11)		1,342	1,518
Prepaid charter		6,933	6,186
Amount due to related parties (Note 13)		1,133	1,424
Total current liabilities		116,779	115,957
Long-term liabilities:
Long-term debt (Notes 8 and 12)		891,091	878,548
Lease liabilities (Note 4)		1,763	2,093
Derivative liabilities (Notes 7 and 8)			4,260
Contract liabilities (Note 11)		68	651
Deferred tax liabilities (Note 9)		203	228
Deferred revenues		2,698	2,529
Total long-term liabilities		895,823	888,309
Total liabilities		1,012,602	1,004,266
Commitments and contingencies (Note 14)
Series A Convertible Preferred Units	[1]	84,308	84,308
Partners' capital:
General partner interest		10,436	10,492
Total partners' capital		585,640	588,707
Total liabilities and equity		1,682,550	1,677,281
Common Units
Partners' capital:
Common unitholders		568,515	568,762
Class B Units
Partners' capital:
Common unitholders		$ 6,689	$ 9,453

[1]	On September 7, 2021, the Partnership entered into an exchange agreement with Knutsen NYK and the Partnership’s general partner whereby Knutsen NYK contributed to the Partnership all of Knutsen NYK’s IDRs, in exchange for the issuance by the Partnership to Knutsen NYK of 673,080 common units and 673,080 Class B Units, whereupon the IDRs were cancelled. As of June 30, 2022, 252,405 of the Class B Units had been converted to common units.